Schedule of movement in deferred tax balances (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Deferred tax assets
Deferred tax assets acquired in business combination	764,224
Deferred tax assets recognised in profit and loss	544,523
Deferred tax assets recognized in other comprehensive income	(2,969)
Deferred tax assets exchange differences and other movements	(1,429)
Deferred tax assets	1,306,713
Deferred tax assets
Deferred tax assets	1,304,349
Tax Losses VIS Network Private Ltd [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets
Deferred tax assets acquired in business combination	186,788
Deferred tax assets recognised in profit and loss	450,265
Deferred tax assets recognized in other comprehensive income	(2,969)
Deferred tax assets exchange differences and other movements	(11,236)
Deferred tax assets	622,848
Employee benefit obligations [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets
Deferred tax assets acquired in business combination	124,298
Deferred tax assets recognised in profit and loss	(104,585)
Deferred tax assets recognized in other comprehensive income
Deferred tax assets exchange differences and other movements	(4,517)
Deferred tax assets	15,196
Plant property and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets
Deferred tax assets acquired in business combination
Deferred tax assets recognised in profit and loss
Deferred tax assets recognized in other comprehensive income
Deferred tax assets exchange differences and other movements
Deferred tax assets
Right-of-use assets and lease liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets
Deferred tax assets acquired in business combination
Deferred tax assets recognised in profit and loss
Deferred tax assets recognized in other comprehensive income
Deferred tax assets exchange differences and other movements
Deferred tax assets
Expected credit losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets
Deferred tax assets acquired in business combination	418,948
Deferred tax assets recognised in profit and loss	146,159
Deferred tax assets recognized in other comprehensive income
Deferred tax assets exchange differences and other movements	15,262
Deferred tax assets	580,369
Contract liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets
Deferred tax assets acquired in business combination
Deferred tax assets recognised in profit and loss
Deferred tax assets recognized in other comprehensive income
Deferred tax assets exchange differences and other movements
Deferred tax assets
Other deferred tax assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets
Deferred tax assets acquired in business combination	34,190
Deferred tax assets recognised in profit and loss	52,684
Deferred tax assets recognized in other comprehensive income
Deferred tax assets exchange differences and other movements	(938)
Deferred tax assets	$ 85,936